Fees and Expenses	Jan. 27, 2025
MARSICO FOCUS FUND | MARSICO FOCUS FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.27%	0.25%
Total Annual Fund Operating Expenses(2)	1.25%	0.98%

(1)  Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$127	$100
Three Years	$397	$312
Five Years	$686	$542
Ten Years	$1,511	$1,201

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
MARSICO GROWTH FUND | MARSICO GROWTH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.30%	0.30%
Total Annual Fund Operating Expenses(2)	1.33%	1.08%

(1)  Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$135	$110
Three Years	$421	$343
Five Years	$729	$595
Ten Years	$1,601	$1,317

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.34%	0.35%
Total Annual Fund Operating Expenses(2)	1.39%	1.15%

(1)  Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$142	$117
Three Years	$440	$365
Five Years	$761	$633
Ten Years	$1,669	$1,398

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.68%	0.95%
Total Annual Fund Operating Expenses(2)(3)	1.73%	1.75%
Fee Waiver and/or Expense Reimbursement(2)(3)	0.23%	0.50%
Net Expenses(2)(3)	1.50%	1.25%

(1)  Restated to reflect current fees. Shareholder meeting expenses are not expected to occur during fiscal year 2025.

(2)  The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund's average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund's average net assets attributable to Institutional Class shares, until January 31, 2026. It may be terminated by the investment adviser at any time after January 31, 2026, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund's share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred, and (3) the investment adviser has not agreed to forego recoupment. In accordance with the Funds' Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class.

(3)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example incorporates the expense limitation and fee waiver agreement only through January 31, 2026). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$153	$127
Three Years	$523	$502
Five Years	$917	$902
Ten Years	$2,022	$2,021

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Institutional Class
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.39%	0.33%
Total Annual Fund Operating Expenses(2)	1.44%	1.13%

(1)  Restated to reflect current fees. Shareholder meeting expenses and recoupment of previously waived fees and reimbursed expenses are not expected to occur during fiscal year 2025. All eligible recoupment amounts for the Investor Class and Institutional Class shares were fully recouped as of September 30, 2024.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes acquired fund fees and expenses and reflects amounts incurred for shareholder meeting expenses and the recoupment of previously waived fees and reimbursed expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	Investor Class	Institutional Class
One Year	$147	$115
Three Years	$456	$359
Five Years	$787	$622
Ten Years	$1,724	$1,375

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%